Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 651,620	¥ 680,456
Provision for loan losses	34,207	62,936
Charge-offs	87,273	85,614
Recoveries	5,205	5,302
Net charge-offs	82,068	80,312
Others	2,647	4,878
Allowance for loan losses at end of period	606,406	667,958
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs	67,924	71,519
Recoveries	4,854	5,031
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	153,167	128,347
Provision for loan losses	9,467	5,532
Charge-offs	19,349	14,095
Recoveries	351	271
Allowance for loan losses at end of period	¥ 146,952	¥ 123,888